Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

June 30, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 19.1%
Australia – 0.2%
Australia Government Bond Series 169 4.75%, 06/21/2054(a)	AUD	773	$500,992

Austria – 0.2%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	494	520,790

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		44	50,735
Series 104 3.45%, 06/22/2042(a)		263	301,790

			352,525

Canada – 0.7%
Canadian Government Bond 2.75%, 03/01/2030	CAD	2,692	1,970,022
2.75%, 12/01/2055		335	208,918

			2,178,940

China – 0.5%
China Government Bond Series INBK 1.61%, 02/15/2035	CNY	1,890	261,637
2.11%, 08/25/2034		8,340	1,203,265
3.19%, 04/15/2053		1,170	205,940

			1,670,842

Finland – 0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(a)	EUR	146	158,334

France – 0.1%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(a)		282	342,606

Germany – 0.9%
Bundesrepublik Deutschland Bundesanleihe Series 10Y 0.00%, 08/15/2031(a)		254	261,346
Series 17Y 2.60%, 05/15/2041(a)		542	610,875
Series 30Y 2.50%, 08/15/2054(a)		317	332,007
Series 32Y 3.25%, 07/04/2042(a)		1,279	1,566,211

			2,770,439

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.2%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	7,797,000	$490,344

Italy – 0.4%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(a)	EUR	408	515,313
Series 13Y 4.05%, 10/30/2037(a)		364	447,696
Series 16Y 3.25%, 03/01/2038(a)		134	151,287

			1,114,296

Japan – 2.7%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	411,150	2,813,939
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		108,150	683,522
Series 16 1.30%, 03/20/2063		57,650	245,120
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		76,100	329,755
Series 81 1.60%, 12/20/2053		42,900	228,160
Series 82 1.80%, 03/20/2054		47,350	262,810
Series 86 2.40%, 03/20/2055		76,300	485,940
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		49,250	355,015
Series 183 1.40%, 12/20/2042		157,900	967,137
Japan Government Two Year Bond Series 468 0.60%, 01/01/2027		87,300	605,574
Series 469 0.70%, 02/01/2027		216,750	1,505,517

			8,482,489

Malaysia – 0.1%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	711	172,716
Series 0318 4.642%, 11/07/2033		797	204,882

			377,598

	Principal Amount (000)		U.S. $ Value

Mexico – 0.4%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	3,576	$157,036
8.50%, 02/28/2030		20,704	1,095,965

			1,253,001

Peru – 0.1%
Peru Government Bond 6.85%, 08/12/2035(a)	PEN	1,597	463,997

Poland – 0.3%
Republic of Poland Government Bond Series 0730 4.50%, 07/25/2030	PLN	3,370	915,351

South Korea – 0.3%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	1,472,490	1,103,133

Spain – 0.1%
Spain Government Bond 3.50%, 01/31/2041(a)	EUR	154	177,590

United Kingdom – 1.6%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	314	198,727
4.00%, 10/22/2031(a)		1,064	1,451,823
4.25%, 07/31/2034(a)		340	460,951
4.25%, 12/07/2040(a)		566	720,173
4.375%, 03/07/2030(a)		357	498,793
4.375%, 01/31/2040(a)		365	473,622
4.50%, 03/07/2035(a)		522	717,423
4.75%, 10/22/2043(a)		340	446,305

			4,967,817

United States – 10.1%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	225	139,887
1.125%, 08/15/2040		3,964	2,439,254
1.875%, 02/15/2051(b)		3,989	2,245,228
2.00%, 08/15/2051		112	64,622
2.25%, 08/15/2046		471	309,070
2.25%, 02/15/2052		139	84,862
2.50%, 02/15/2045		155	109,303
2.875%, 05/15/2043		476	366,812
2.875%, 05/15/2049		480	345,000
2.875%, 05/15/2052		1,035	729,494
3.00%, 11/15/2045		438	333,931
3.00%, 08/15/2052		321	231,966
3.625%, 08/15/2043		1,272	1,094,801
3.625%, 02/15/2053		581	475,131
3.625%, 05/15/2053		462	377,161
3.875%, 02/15/2043		1,411	1,263,369
4.00%, 11/15/2042		790	721,459
4.25%, 02/15/2054		67	61,033

	Principal Amount (000)		U.S. $ Value

4.375%, 11/15/2039(b)	U.S.$	4,358	$4,272,104
4.375%, 08/15/2043		674	643,170
4.75%, 11/15/2043		477	477,281
U.S. Treasury Notes 3.50%, 02/15/2033(b)		4,785	4,613,413
3.875%, 04/30/2030		352	353,403
3.875%, 08/15/2034		212	207,488
4.00%, 01/31/2029		1,018	1,026,583
4.125%, 03/31/2029		742	751,464
4.25%, 02/28/2029		798	812,434
4.25%, 06/30/2029		297	302,374
4.25%, 05/15/2035		195	195,265
4.375%, 05/15/2034		743	755,146
4.50%, 05/31/2029		248	254,537
4.50%, 11/15/2033		192	196,854
4.625%, 09/30/2028		4,004	4,113,909
4.625%, 04/30/2029		642	662,166
4.875%, 04/30/2026		431	433,794

			31,463,768

Total Governments - Treasuries (cost $63,494,236)			59,304,852

INFLATION-LINKED SECURITIES – 16.2%
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.00%, 08/15/2050	BRL	265	195,173

United States – 16.1%
U.S. Treasury Inflation Index 0.125%, 07/15/2030, (TIPS)	U.S.$	20,365	19,124,248
0.125%, 07/15/2031, (TIPS)		5,168	4,755,895
0.25%, 07/15/2029, (TIPS)		9,053	8,690,346
1.375%, 07/15/2033, (TIPS)		6,146	5,971,070
1.625%, 04/15/2030, (TIPS)		1,335	1,344,719
1.75%, 01/15/2034, (TIPS)		3,545	3,517,836
1.875%, 07/15/2034, (TIPS)		6,644	6,658,118

			50,062,232

Total Inflation-Linked Securities (cost $49,592,826)			50,257,405

CORPORATES - INVESTMENT GRADE – 15.3%
Industrial – 8.0%
Basic – 0.5%
Air Products & Chemicals, Inc. 3.25%, 06/16/2032	EUR	103	120,452
Alpek SAB de CV 4.25%, 09/18/2029(a)	U.S.$	200	190,062
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)		200	192,338
Glencore Funding LLC 4.907%, 04/01/2028(a)		148	149,446
5.186%, 04/01/2030(a)		166	169,249
5.338%, 04/04/2027(a)		146	148,088

	Principal Amount (000)		U.S. $ Value

LYB International Finance III LLC 6.15%, 05/15/2035	U.S.$	20	$20,754
Orbia Advance Corp. SAB de CV 6.80%, 05/13/2030(a)		200	204,900
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)		200	195,250
Suzano Austria GmbH 6.00%, 01/15/2029		200	205,500

			1,596,039

Capital Goods – 0.5%
Boeing Co. (The) 3.25%, 02/01/2028		77	74,686
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	230	155,469
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	118	137,954
Regal Rexnord Corp. 6.05%, 02/15/2026	U.S.$	489	491,724
Republic Services, Inc. 4.75%, 07/15/2030		295	300,546
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		295	298,950

			1,459,329

Communications - Media – 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		98	90,312

Communications - Telecommunications – 0.2%
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	136	109,377
TELUS Corp. 7.00%, 10/15/2055	U.S.$	225	226,935
Series CAG 5.25%, 11/15/2032	CAD	154	119,691
Verizon Communications, Inc. 4.50%, 08/17/2027(a)	AUD	50	33,195

			489,198

Consumer Cyclical - Automotive – 0.9%
BMW US Capital LLC 4.65%, 03/19/2027(a)	U.S.$	195	196,073
Ford Motor Co. 3.25%, 02/12/2032		715	602,888
7.45%, 07/16/2031		37	40,094
General Motors Financial Co., Inc. 5.00%, 07/15/2027		8	8,047
5.75%, 02/08/2031		411	422,274
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	200	151,737

	Principal Amount (000)		U.S. $ Value

Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	168	$163,310
5.95%, 06/11/2029(a)		37	37,633
6.50%, 03/10/2028(a)		73	75,391
Honda Motor Co., Ltd. 4.436%, 07/08/2028		299	299,350
Hyundai Capital America 2.10%, 09/15/2028(a)		211	194,734
4.30%, 09/24/2027(a)		10	9,920
5.25%, 01/08/2027(a)		258	260,412
5.275%, 06/24/2027(a)		70	70,868
6.10%, 09/21/2028(a)		87	90,430
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	220	146,478

			2,769,639

Consumer Cyclical - Other – 0.5%
DR Horton, Inc. 4.85%, 10/15/2030	U.S.$	148	149,319
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	138	162,731
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)	U.S.$	200	179,500
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		142	143,244
Las Vegas Sands Corp. 5.625%, 06/15/2028		168	171,409
6.00%, 06/14/2030		130	134,082
MDC Holdings, Inc. 6.00%, 01/15/2043		642	578,801

			1,519,086

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.85%, 02/08/2027		272	274,470

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		658	658,868

Consumer Non-Cyclical – 1.4%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	205	237,623
3.40%, 05/06/2030	U.S.$	595	565,304
American Medical Systems Europe BV 3.00%, 03/08/2031	EUR	116	136,402
BAT Capital Corp. 5.35%, 08/15/2032	U.S.$	150	153,437
BAT International Finance PLC Series E 4.125%, 04/12/2032(a)	EUR	100	120,903
Cargill, Inc. 5.125%, 10/11/2032(a)	U.S.$	446	455,411

	Principal Amount (000)		U.S. $ Value

General Mills, Inc. 3.60%, 04/17/2032	EUR	102	$120,557
4.875%, 01/30/2030	U.S.$	120	121,960
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		495	507,439
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	110	91,580
Mondelez International, Inc. 4.50%, 05/06/2030	U.S.$	122	121,868
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		810	663,463
Pfizer Netherlands International Finance BV 2.875%, 05/19/2029	EUR	103	122,251
Philip Morris International, Inc. 0.80%, 08/01/2031		210	214,239
4.375%, 04/30/2030	U.S.$	101	100,737
4.875%, 02/13/2026		216	216,270
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		284	284,355
Sutter Health Series 2025 5.213%, 08/15/2032		39	40,058
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		200	179,062
Viatris, Inc. 2.70%, 06/22/2030		67	59,688

			4,512,607

Energy – 1.7%
BP Capital Markets PLC 3.625%, 03/22/2029(a) (c)	EUR	195	227,987
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	772	649,113
5.75%, 01/15/2031(a)		414	417,763
Devon Energy Corp. 5.20%, 09/15/2034		428	415,665
7.95%, 04/15/2032		222	254,883
Eni SpA 5.75%, 05/19/2035(a)		200	204,624
Kinder Morgan, Inc. 5.85%, 06/01/2035		45	46,636
Occidental Petroleum Corp. 5.20%, 08/01/2029		234	234,774
ONEOK, Inc. 4.40%, 10/15/2029		46	45,649
6.05%, 09/01/2033		155	162,756
Ovintiv, Inc. 7.375%, 11/01/2031		17	18,577
Raizen Fuels Finance SA 6.70%, 02/25/2037(a)		400	391,750
Targa Resources Corp. 4.90%, 09/15/2030		58	58,518
5.65%, 02/15/2036		61	61,565

	Principal Amount (000)		U.S. $ Value

TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	166	$191,664
Var Energi ASA 5.875%, 05/22/2030(a)	U.S.$	200	205,188
8.00%, 11/15/2032(a)		749	848,737
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		50	47,178
Williams Cos., Inc. (The) 4.625%, 06/30/2030		104	104,096
4.80%, 11/15/2029		192	194,415
Wintershall Dea Finance BV 1.823%, 09/25/2031(a)	EUR	200	207,362
Woodside Finance Ltd. 5.40%, 05/19/2030	U.S.$	46	46,630
6.00%, 05/19/2035		111	113,368

			5,148,898

Services – 0.5%
Alibaba Group Holding Ltd. 2.80%, 11/28/2029(a)	CNH	1,500	213,615
Chicago Parking Meters LLC 4.93%, 12/30/2025	U.S.$	800	797,198
Mastercard, Inc. 4.55%, 01/15/2035		306	300,755
Moody’s Corp. 5.00%, 08/05/2034		145	146,379
S&P Global, Inc. 4.25%, 05/01/2029		125	124,994

			1,582,941

Technology – 0.8%
Alphabet, Inc. 2.50%, 05/06/2029	EUR	122	143,627
Baidu, Inc. 2.70%, 03/12/2030(a)	CNH	1,400	197,924
Cisco Systems, Inc. 4.75%, 02/24/2030	U.S.$	235	240,222
Dell International LLC/EMC Corp. 5.30%, 04/01/2032		77	78,627
5.50%, 04/01/2035		157	158,584
Entegris, Inc. 4.75%, 04/15/2029(a)		429	424,783
Fidelity National Information Services, Inc. 2.00%, 05/21/2030	EUR	178	200,015
Fiserv, Inc. 4.50%, 05/24/2031		100	124,532
5.625%, 08/21/2033	U.S.$	114	118,384
Foundry JV Holdco LLC 6.15%, 01/25/2032(a)		200	210,294
Infor LLC 1.75%, 07/15/2025(a)		227	226,646
International Business Machines Corp. 5.00%, 02/10/2032		235	239,766

	Principal Amount (000)		U.S. $ Value

NXP BV/NXP Funding LLC 5.55%, 12/01/2028	U.S.$	204	$210,634

			2,574,038

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		183	181,148
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		46	45,519
4.75%, 10/20/2028(a)		563	564,160
United Airlines, Inc. 4.375%, 04/15/2026(a)		60	59,573

			850,400

Transportation - Railroads – 0.2%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		335	314,726
MTR Corp., Ltd. Series E 2.75%, 09/20/2034(a)	CNH	1,750	251,553

			566,279

Transportation - Services – 0.2%
ENA Master Trust 4.00%, 05/19/2048(a)	U.S.$	891	644,585
Heathrow Funding Ltd. 6.45%, 12/10/2033(a)	GBP	71	104,163

			748,748

			24,840,852

Financial Institutions – 6.1%
Banking – 5.0%
ABN AMRO Bank NV 4.75%, 09/22/2027(a) (c)	EUR	200	234,711
Series E 5.50%, 09/21/2033(a)		100	125,246
AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	236	240,156
Ally Financial, Inc. 6.992%, 06/13/2029		315	331,222
American Express Co. 3.433%, 05/20/2032	EUR	105	124,813
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035	U.S.$	200	208,060
7.883%, 11/15/2034		400	454,232
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		295	295,000
Banco Santander SA 4.175%, 03/24/2028		600	596,322
6.35%, 03/14/2034		200	209,298
Series E 5.75%, 08/23/2033(a)	EUR	100	125,822

	Principal Amount (000)		U.S. $ Value

Bank of America Corp. 5.744%, 02/12/2036	U.S.$	236	$239,738
Series E 1.667%, 06/02/2029(a)	GBP	170	214,864
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	U.S.$	800	824,856
Bank of Nova Scotia (The) 4.588%, 05/04/2037		171	161,602
Banque Federative du Credit Mutuel SA 5.126%, 05/24/2027(a)	AUD	200	133,748
Barclays PLC 5.674%, 03/12/2028	U.S.$	270	275,168
7.09%, 11/06/2029(a)	GBP	167	243,858
Series E 8.407%, 11/14/2032(a)		100	146,628
BPCE SA 5.716%, 01/18/2030(a)	U.S.$	250	257,525
CaixaBank SA 4.885%, 07/03/2031(a)		238	239,081
6.037%, 06/15/2035(a)		272	284,643
Capital One Financial Corp. 5.468%, 02/01/2029		162	165,870
Capital One NA 5.974%, 08/09/2028		300	308,529
Citigroup, Inc. 4.643%, 05/07/2028		196	196,576
5.592%, 11/19/2034		133	134,984
Series W 4.00%, 12/10/2025(c)		307	304,765
Series Y 4.15%, 11/15/2026(c)		204	198,922
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	200	248,708
Cooperatieve Rabobank UA Series G 4.233%, 04/25/2029(a)		200	245,925
Credit Agricole SA 5.411%, 01/18/2029(a)	AUD	200	135,861
Danske Bank A/S 4.613%, 10/02/2030(a)	U.S.$	280	278,776
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		200	183,058
5.373%, 01/10/2029		232	236,120
Ford Credit Canada Co./Canada 6.382%, 11/10/2028	CAD	210	159,810
Goldman Sachs Group, Inc. (The) 4.937%, 04/23/2028	U.S.$	103	103,855
HSBC Holdings PLC 4.899%, 03/03/2029		286	288,348
JPMorgan Chase & Co. 2.963%, 01/25/2033		63	56,605
Series E 4.457%, 11/13/2031(a)	EUR	300	376,603
KBC Group NV Series E 4.375%, 04/19/2030(a)		100	123,891
4.875%, 04/25/2033(a)		100	122,509

	Principal Amount (000)		U.S. $ Value

Lloyds Banking Group PLC 5.087%, 11/26/2028	U.S.$	233	$236,062
Morgan Stanley 3.521%, 05/22/2031	EUR	270	323,002
Nationwide Building Society 2.972%, 02/16/2028(a)	U.S.$	775	756,826
5.66% (SOFR + 1.29%), 02/16/2028(a) (d)		384	386,039
NatWest Group PLC 3.032%, 11/28/2035		468	421,860
Series E 1.043%, 09/14/2032(a)	EUR	140	158,575
5.763%, 02/28/2034(a)		115	145,834
Royal Bank of Canada/Toronto 5.70%, 10/04/2028	AUD	120	82,323
Santander Holdings USA, Inc. 5.473%, 03/20/2029	U.S.$	29	29,475
5.741%, 03/20/2031		81	83,162
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	429,444
Societe Generale SA 5.249%, 05/22/2029(a)		232	234,791
5.519%, 01/19/2028(a)		203	205,223
Standard Chartered PLC 2.608%, 01/12/2028(a)		255	247,684
6.051% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (c) (d)		300	285,411
Swedbank AB Series G 3.625%, 08/23/2032(a)	EUR	292	348,887
UBS Group AG 6.373%, 07/15/2026(a)	U.S.$	452	452,199
7.00%, 02/10/2030(a) (c)		200	199,684
UniCredit SpA 2.569%, 09/22/2026(a)		455	452,675
5.861%, 06/19/2032(a)		200	201,514

			15,516,978

Brokerage – 0.1%
Charles Schwab Corp. (The) 4.886% (SOFR + 0.52%), 05/13/2026(d)		421	421,168

Finance – 0.3%
Air Lease Corp. 5.40%, 06/01/2028	CAD	266	204,212
Aircastle Ltd. 5.95%, 02/15/2029(a)	U.S.$	25	25,827
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		71	68,698
4.125%, 08/01/2025(a)		12	11,986
4.75%, 04/14/2027(a)		94	94,061
4.875%, 10/01/2025(a)		98	97,980

	Principal Amount (000)		U.S. $ Value

Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	725	$212,332
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	1,000	143,221
3.10%, 08/28/2054(a)		1,000	145,489

			1,003,806

Insurance – 0.3%
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	49	45,245
2.55%, 11/19/2030(a)		15	13,356
2.717%, 01/07/2029(a)		19	17,719
5.38%, 01/07/2030(a)		38	38,829
5.526%, 07/11/2031(a)		266	272,578
5.583%, 01/09/2029(a)		2	2,055
New York Life Global Funding 5.35%, 09/19/2028(a)	AUD	200	136,290
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	U.S.$	200	199,170
UnitedHealth Group, Inc. 4.40%, 06/15/2028		55	55,266

			780,508

REITs – 0.4%
American Tower Corp. 0.50%, 01/15/2028	EUR	191	213,244
5.20%, 02/15/2029	U.S.$	184	188,405
EPR Properties 4.50%, 06/01/2027		165	164,172
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2031		72	67,908
4.00%, 01/15/2030		163	156,671
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		53	53,319
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	1,000	142,298
Westfield America Management Ltd. 2.625%, 03/30/2029(a)	GBP	100	126,204

			1,112,221

			18,834,681

Utility – 1.2%
Electric – 1.0%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	U.S.$	476	433,218
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	113,341

	Principal Amount (000)		U.S. $ Value

American Electric Power Co., Inc. 6.95%, 12/15/2054	U.S.$	189	$197,526
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		10	10,046
5.05%, 03/01/2035		110	109,955
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		542	419,622
E.ON International Finance BV Series E 1.50%, 07/31/2029(a)	EUR	104	117,014
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)		100	120,097
3.50%, 07/21/2031(a)		105	125,395
Electricite de France SA 9.125%, 03/15/2033(a) (c)	U.S.$	200	225,830
Series MPLE 5.993%, 05/23/2030(a)	CAD	77	61,177
Florida Power & Light Co. 5.30%, 06/15/2034	U.S.$	81	83,511
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		402	390,036
National Grid PLC Series E 0.553%, 09/18/2029(a)	EUR	113	120,528
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	U.S.$	68	68,000
5.29%, 01/17/2034(a)		206	205,370
Pacific Gas & Electric Co. 5.55%, 05/15/2029		74	75,189
Public Service Co. of Oklahoma 5.45%, 01/15/2036		90	90,658
SSE PLC Series E 8.375%, 11/20/2028(a)	GBP	56	85,833
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)	U.S.$	4	4,020

			3,056,366

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(a)	EUR	209	247,501
National Grid North America, Inc. Series E 3.631%, 09/03/2031(a)		100	119,854

			367,355

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
Anglian Water Services Financing PLC Series A5 6.293%, 07/30/2030(a)	GBP	70	$99,967
Suez SACA Series E 2.375%, 05/24/2030(a)	EUR	100	114,023
4.50%, 11/13/2033(a)		100	124,578

			338,568

			3,762,289

Total Corporates - Investment Grade (cost $47,060,276)			47,437,822

	Shares

INVESTMENT COMPANIES – 13.0%
Funds and Investment Trusts – 13.0%(e)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio - Class Z(f)		1,151,121	11,073,786
iShares Core MSCI EAFE ETF		249,082	20,793,365
iShares Core MSCI Emerging Markets ETF		138,734	8,328,202

Total Investment Companies (cost $35,028,292)			40,195,353

	Principal Amount (000)

MORTGAGE PASS-THROUGHS – 9.2%
Agency Fixed Rate 30-Year – 8.9%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 11/01/2049	U.S.$	173	158,522
Series 2022 3.00%, 05/01/2052		590	511,481
Federal Home Loan Mortgage Corp. Gold Series 2018 4.50%, 03/01/2048		105	102,147
4.50%, 11/01/2048		285	277,274
5.00%, 11/01/2048		127	127,216
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		90	93,375
Series 2010 4.00%, 12/01/2040		164	158,828
Series 2012 3.50%, 02/01/2042		100	94,231
3.50%, 11/01/2042		163	153,108
3.50%, 01/01/2043		178	166,596
Series 2013 3.50%, 03/01/2043		5	4,467
3.50%, 04/01/2043		55	51,636
4.00%, 10/01/2043		449	431,718

	Principal Amount (000)		U.S. $ Value

Series 2014 5.50%, 09/01/2041	U.S.$	246	$254,457
Series 2015 3.00%, 05/01/2045		65	57,921
3.00%, 08/01/2045		464	414,248
Series 2018 4.50%, 09/01/2048		426	414,683
Series 2019 3.50%, 11/01/2049		383	350,502
Series 2021 2.00%, 07/01/2051		1,962	1,562,393
2.00%, 12/01/2051		366	290,427
2.50%, 01/01/2052		606	508,713
Series 2022 2.50%, 03/01/2052		720	604,413
2.50%, 05/01/2052		783	656,761
3.00%, 03/01/2052		501	438,238
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		52	46,837
3.00%, 05/20/2046		139	124,751
Series 2022 5.00%, 11/20/2052		1,394	1,376,997
Series 2025 2.50%, 07/01/2055, TBA		1,024	870,304
3.00%, 07/01/2055, TBA		1,343	1,186,501
4.00%, 07/01/2055, TBA		668	620,489
4.50%, 07/01/2055, TBA		1,530	1,464,133
5.00%, 07/01/2055, TBA		3,010	2,955,280
5.50%, 07/01/2055, TBA		3,770	3,773,400
6.00%, 07/01/2055, TBA		1,246	1,263,478
Uniform Mortgage-Backed Security Series 2025 2.00%, 07/01/2055, TBA		46	36,626
2.50%, 07/01/2055, TBA		640	530,575
5.00%, 07/01/2055, TBA		250	244,980
5.50%, 07/01/2055, TBA		2,637	2,636,109
6.00%, 07/01/2055, TBA		1,856	1,885,577
6.50%, 07/01/2055, TBA		770	795,215

			27,694,607

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		10	9,883
2.50%, 06/01/2028		3	2,968
Series 2014 2.50%, 09/01/2029		40	39,387
Series 2016 2.50%, 11/01/2031		12	11,346
2.50%, 12/01/2031		727	700,157
2.50%, 01/01/2032		20	18,788
Series 2017 2.50%, 02/01/2032		63	61,074

			843,603

Total Mortgage Pass-Throughs (cost $29,195,438)			28,538,210

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 4.0%
Other ABS - Fixed Rate – 2.6%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)	U.S.$	1,097	$1,025,877
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)		147	146,608
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		1	1,149
Series 2024-X1, Class A 6.27%, 05/15/2029(a)		8	8,160
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		94	94,438
Auxilior Term Funding LLC Series 2023-1A, Class A2 6.18%, 12/15/2028(a)		140	141,146
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		94	93,710
Series 2023-B, Class A 6.92%, 12/17/2036(a)		40	41,002
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		236	230,778
CCG Receivables Trust Series 2025-1, Class B 4.69%, 10/14/2032(a)		100	100,383
Clarus Capital Funding LLC Series 2024-1A, Class B 4.79%, 08/20/2032(a)		115	115,004
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		221	201,660
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		227	227,553
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,073,764
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		319	293,100
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		49	49,417
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		17	17,139

	Principal Amount (000)		U.S. $ Value

MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)	U.S.$	182	$171,871
Series 2025-1A, Class A 4.97%, 09/22/2042(a)		121	121,796
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		814	754,547
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,017	1,036,997
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	123,214
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		499	435,325
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	407,538
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		172	173,044
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		44	44,541
Series 2024-9, Class B 5.306%, 03/15/2032(a)		409	408,934
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		38	37,881
Series 2025-4, Class A2 5.373%, 01/17/2033(a)		156	156,663
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a)		32	32,110
Series 2025-1A, Class B 5.20%, 07/20/2032(a)		51	51,655
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		79	80,040
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		100	102,008
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		81	81,644

			8,080,696

Autos - Fixed Rate – 1.4%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(a)		154	156,321

	Principal Amount (000)		U.S. $ Value

Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)	U.S.$	399	$403,969
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		54	51,855
Series 2021-N4, Class D 2.30%, 09/11/2028		43	41,629
Series 2021-P4, Class D 2.61%, 09/11/2028		596	567,621
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		202	201,108
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	804,168
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		145	145,487
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		140	141,689
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		618	626,414
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)		127	127,342
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		71	71,970
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		6	5,896
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(a)		69	69,257
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		93	92,632
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		53	53,597
Santander Bank Auto Credit-Linked Notes Series 2022-C, Class B 6.451%, 12/15/2032(a)		13	13,268
SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(a)		40	40,006
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.038%, 07/25/2031(a)		62	62,377

	Principal Amount (000)		U.S. $ Value

Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)	U.S.$	75	$75,223
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)		28	27,862
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		142	142,158
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		80	80,763
Series 2024-2A, Class A1 4.87%, 06/21/2039(a)		164	165,230

			4,167,842

Credit Cards - Fixed Rate – 0.0%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		121	121,926

			121,926

Total Asset-Backed Securities (cost $12,733,164)			12,370,464

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.3%
Risk Share Floating Rate – 2.6%
Bellemeade Re Ltd. Series 2022-1, Class M1B 6.455% (CME Term SOFR + 2.15%), 01/26/2032(a) (d)		127	127,163
Series 2022-2, Class M1A 8.305% (CME Term SOFR + 4.00%), 09/27/2032(a) (d)		372	374,551
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.406% (CME Term SOFR + 1.10%), 01/25/2045(a) (d)		80	80,095
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.855% (CME Term SOFR + 1.55%), 10/25/2041(a) (d)		31	31,166
Series 2022-R02, Class 2M1 5.505% (CME Term SOFR + 1.20%), 01/25/2042(a) (d)		86	86,326
Series 2022-R04, Class 1M2 7.405% (CME Term SOFR + 3.10%), 03/25/2042(a) (d)		130	133,441
Series 2022-R06, Class 1M1 7.055% (CME Term SOFR + 2.75%), 05/25/2042(a) (d)		292	298,941

	Principal Amount (000)		U.S. $ Value

Series 2023-R01, Class 1M1 6.706% (CME Term SOFR + 2.40%), 12/25/2042(a) (d)	U.S.$	353	$361,956
Series 2023-R02, Class 1M1 6.605% (CME Term SOFR + 2.30%), 01/25/2043(a) (d)		406	414,224
Series 2023-R03, Class 2M1 6.805% (CME Term SOFR + 2.50%), 04/25/2043(a) (d)		216	218,878
Series 2024-R02, Class 1M2 6.105% (CME Term SOFR + 1.80%), 02/25/2044(a) (d)		150	151,108
Series 2024-R04, Class 1M1 5.405% (CME Term SOFR + 1.10%), 05/25/2044(a) (d)		64	63,764
Series 2024-R05, Class 2M1 5.305% (CME Term SOFR + 1.00%), 07/25/2044(a) (d)		44	44,066
Series 2024-R06, Class 1M1 5.355% (CME Term SOFR + 1.05%), 09/25/2044(a) (d)		29	28,540
Series 2025-R02, Class 1A1 5.306% (CME Term SOFR + 1.00%), 02/25/2045(a) (d)		75	75,259
Series 2025-R03, Class 2M1 5.905% (CME Term SOFR + 1.60%), 03/25/2045(a) (d)		275	276,544
Series 2025-R04, Class 1A1 5.305% (CME Term SOFR + 1.00%), 05/25/2045(a) (d)		100	100,148
Series 2025-R04, Class 1M1 5.505% (CME Term SOFR + 1.20%), 05/25/2045(a) (d)		170	170,491
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.22% (CME Term SOFR + 4.91%), 05/25/2028(d)		41	42,062
Series 2021-DNA5, Class M2 5.955% (CME Term SOFR + 1.65%), 01/25/2034(a) (d)		140	140,608
Series 2021-DNA6, Class M2 5.805% (CME Term SOFR + 1.50%), 10/25/2041(a) (d)		309	310,195
Series 2021-HQA4, Class M1 5.255% (CME Term SOFR + 0.95%), 12/25/2041(a) (d)		344	343,606
Series 2021-HQA4, Class M2 6.655% (CME Term SOFR + 2.35%), 12/25/2041(a) (d)		415	419,451
Series 2022-DNA3, Class M1B 7.205% (CME Term SOFR + 2.90%), 04/25/2042(a) (d)		239	246,612

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA4, Class M1B 7.655% (CME Term SOFR + 3.35%), 05/25/2042(a) (d)	U.S.$	878	$912,460
Series 2022-DNA5, Class M1B 8.805% (CME Term SOFR + 4.50%), 06/25/2042(a) (d)		769	817,847
Series 2022-DNA7, Class M1A 6.805% (CME Term SOFR + 2.50%), 03/25/2052(a) (d)		258	261,078
Series 2023-DNA2, Class M1A 6.406% (CME Term SOFR + 2.10%), 04/25/2043(a) (d)		165	167,320
Series 2024-DNA3, Class M1 5.305% (CME Term SOFR + 1.00%), 10/25/2044(a) (d)		31	31,069
Series 2024-HQA2, Class M1 5.505% (CME Term SOFR + 1.20%), 08/25/2044(a) (d)		483	482,780
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.405% (CME Term SOFR + 1.10%), 05/25/2045(a) (d)		90	89,848
Series 2025-DNA2, Class M1 5.505% (CME Term SOFR + 1.20%), 05/25/2045(a) (d)		53	53,542
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.255% (CME Term SOFR + 0.95%), 02/25/2045(a) (d)		180	179,668
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M2 9.42% (CME Term SOFR + 5.11%), 07/25/2025(d)		71	71,428
Series 2015-C04, Class 1M2 10.12% (CME Term SOFR + 5.81%), 04/25/2028(d)		214	216,994
Series 2016-C01, Class 2M2 11.37% (CME Term SOFR + 7.06%), 08/25/2028(d)		17	17,670
Series 2016-C02, Class 1M2 10.42% (CME Term SOFR + 6.11%), 09/25/2028(d)		33	33,445
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.67% (CME Term SOFR + 5.36%), 11/25/2025(a) (d)		99	103,255
Series 2015-WF1, Class 2M2 9.92% (CME Term SOFR + 5.61%), 11/25/2025(a) (d)		24	25,260

			8,002,859

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 0.4%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(a)	U.S.$	62	$62,086
Series 2025-6, Class A1 5.515%, 04/25/2070(a)		71	71,309
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(a)		196	196,509
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(a)		122	121,970
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(a)		192	193,676
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(a)		100	99,849
OBX Trust Series 2025-NQM10, Class A1 5.453%, 05/25/2065(a)		158	158,698
Series 2025-NQM8, Class A1 5.472%, 03/25/2065(a)		143	143,459
Verus Securitization Trust Series 2025-5, Class A1 5.427%, 06/25/2070(a)		100	100,318

			1,147,874

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 4693, Class SL 1.732% (6.04% - CME Term SOFR), 06/15/2047(d) (g)		993	126,591
Series 4719, Class JS 1.732% (6.04% - CME Term SOFR), 09/15/2047(d) (g)		310	36,504
Series 4954, Class SL 1.63% (5.94% - CME Term SOFR), 02/25/2050(d) (g)		970	112,773
Series 4981, Class HS 1.68% (5.99% - CME Term SOFR), 06/25/2050(d) (g)		2,387	267,588
Federal National Mortgage Association REMICS Series 2014-78, Class SE 1.68% (5.99% - CME Term SOFR), 12/25/2044(d) (g)		323	33,386
Series 2016-77, Class DS 1.58% (5.89% - CME Term SOFR), 10/25/2046(d) (g)		776	89,327
Series 2017-62, Class AS 1.73% (6.04% - CME Term SOFR), 08/25/2047(d) (g)		373	42,775

	Principal Amount (000)		U.S. $ Value

Series 2017-97, Class LS 1.78% (6.09% - CME Term SOFR), 12/25/2047(d) (g)	U.S.$	763	$	$ 92,697
Series 2017-97, Class SW 1.78% (6.09% - CME Term SOFR), 12/25/2047(d) (g)		391		48,981
Government National Mortgage Association Series 2017-122, Class SA 1.768% (6.09% - CME Term SOFR 1 Month), 08/20/2047(d) (g)		379		51,725
Series 2017-134, Class SE 1.768% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d) (g)		283		36,882
Series 2017-65, Class ST 1.718% (6.04% - CME Term SOFR 1 Month), 04/20/2047(d) (g)		496		61,842

				1,001,071

Total Collateralized Mortgage Obligations (cost $9,750,866)				10,151,804

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Non-Agency Floating Rate CMBS – 1.3%
ALA Trust Series 2025-OANA, Class A 6.043% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (d)		125		125,655
BBCMS Mortgage Trust Series 2020-BID, Class A 6.566% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a) (d)		1,089		1,089,000
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.232% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a) (d)		280		281,041
BX Commercial Mortgage Trust Series 2019-IMC, Class E 6.508% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (d)		430		420,037
Series 2024-AIR2, Class A 5.804% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a) (d)		106		105,707
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.305% (CME Term SOFR + 2.00%), 01/25/2051(a) (d)		54		53,630
Great Wolf Trust Series 2024-WOLF, Class A 5.854% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a) (d)		232		232,363
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.705% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a) (d)		117		117,062

	Principal Amount (000)		U.S. $ Value

HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.853% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a) (d)	U.S.$	176	$176,110
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 5.953% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(a) (d)		250	249,714
KIND Trust Series 2021-KIND, Class A 5.38% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a) (d)		99	98,056
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.891% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (d)		316	300,715
NJ Trust Series 2023-GSP, Class A 6.697%, 01/06/2029(a)		165	173,247
NRTH Mortgage Trust Series 2024-PARK, Class A 5.953% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a) (d)		232	232,145
ORL Trust Series 2024-GLKS, Class A 5.804% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a) (d)		100	99,969
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.755% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a) (d)		269	267,323
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.003% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a) (d)		94	93,196

			4,114,970

Non-Agency Fixed Rate CMBS – 0.8%
Commercial Mortgage Trust Series 2010-C1, Class D 5.985%, 07/10/2046(a)		705	694,540
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.038%, 01/15/2041(a)		116	118,839
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.295%, 08/10/2044(a)		26	19,235
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(h)		280	276,682
Series 2021-1, Class A2 2.435%, 08/15/2026(h)		1,071	1,060,813
Series 2021-1, Class AS 2.638%, 08/15/2026(h)		39	38,286

	Principal Amount (000)		U.S. $ Value

HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(h)	U.S.$	11	$11,328
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.549%, 09/15/2047(i)		917	9
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.472%, 12/15/2059		125	117,436

			2,337,168

Total Commercial Mortgage-Backed Securities (cost $6,601,741)			6,452,138

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Industrial – 1.0%
Capital Goods – 0.1%
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	100	120,024

Communications - Media – 0.1%
Discovery Communications LLC 5.30%, 05/15/2049	U.S.$	29	19,213
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	320	342,254
Warnermedia Holdings, Inc. 5.141%, 03/15/2052	U.S.$	22	15,850

			377,317

Communications - Telecommunications – 0.1%
Altice France SA 3.375%, 01/15/2028(h)	EUR	173	169,032

Consumer Cyclical - Automotive – 0.1%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	143	136,528
5.30%, 09/13/2027(a)		59	57,921
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	100	111,571

			306,020

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	122	124,613
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		120	118,739
Travel & Leisure Co. 6.625%, 07/31/2026(a)		40	40,410

			283,762

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)	U.S.$	40	$38,950

Consumer Cyclical - Retailers – 0.0%
FirstCash, Inc. 4.625%, 09/01/2028(a)		40	39,280

Consumer Non-Cyclical – 0.3%
CVS Health Corp. 6.75%, 12/10/2054		19	19,085
7.00%, 03/10/2055		242	250,112
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	129	155,069
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		200	229,828
4.125%, 04/30/2028(a)	U.S.$	200	192,238
Tenet Healthcare Corp. 5.125%, 11/01/2027		79	78,843

			925,175

Energy – 0.1%
NuStar Logistics LP 6.00%, 06/01/2026		28	28,110
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		137	141,191
Venture Global Plaquemines LNG LLC 6.50%, 01/15/2034(a)		237	237,000

			406,301

Services – 0.0%
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		53	50,787
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		30	29,022

			79,809

Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		81	81,188
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		135	131,420

			212,608

			2,958,278

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (c)		384	388,623

Total Corporates - Non-Investment Grade (cost $3,360,070)			3,346,901

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 0.9%
Belgium – 0.1%
Dexia SA Series E 0.00%, 01/21/2028(a)	EUR	200	$222,423

Canada – 0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	535	398,957
4.25%, 03/15/2034(a)		270	209,510

			608,467

France – 0.2%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	544,484

Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a)	U.S.$	200	202,148

Netherlands – 0.3%
BNG Bank NV 3.50%, 07/19/2027	AUD	1,773	1,164,112

Total Governments - Sovereign Agencies (cost $2,659,593)			2,741,634

COLLATERALIZED LOAN OBLIGATIONS – 0.8%
CLO - Floating Rate – 0.8%
AIMCO CLO Series 2015-AA, Class AR3 5.53% (CME Term SOFR 3 Month + 1.25%), 10/17/2034(a) (d)	U.S.$	280	280,219
Allegro CLO XI Ltd. Series 2019-2A, Class BR 6.169% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a) (d)		273	272,885
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 5.681% (CME Term SOFR 3 Month + 1.41%), 10/20/2034(a) (d)		250	250,076
Clover CLO LLC Series 2021-3A, Class BR 5.732% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a) (d)		250	250,341

	Principal Amount (000)		U.S. $ Value

Dryden 87 CLO Ltd. Series 2021-87A, Class A1 5.684% (CME Term SOFR 3 Month + 1.36%), 05/20/2034(a) (d)	U.S.$	125	$125,063
Kings Park CLO Ltd. Series 2021-1A, Class A 5.661% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a) (d)		250	250,070
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.73% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a) (d)		250	249,889
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 5.211% (CME Term SOFR 3 Month + 0.95%), 07/16/2035(a) (d)		250	249,250
OCP CLO Ltd. Series 2021-23A, Class BR 5.832% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a) (d)		250	249,375
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 6.019% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a) (d)		250	250,611

Total Collateralized Loan Obligations (cost $2,426,706)			2,427,779

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.7%
Options on Equity Indices – 0.7%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 1,460; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(j)	EUR	6,716,000	141,988
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 440; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(j)	EUR	2,024,000	42,791
FTSE 100 Index Expiration: Jun 2026; Contracts: 460; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(j)	GBP	3,496,000	76,229
Nikkei 225 Index Expiration: Jun 2026; Contracts: 31,000; Exercise Price: JPY 30,750.00; Counterparty: UBS AG(j)	JPY	953,250,000	143,828
S&P 500 Index Expiration: Jun 2026; Contracts: 17,400; Exercise Price: USD 5,075.00; Counterparty: UBS AG(j)	USD	88,305,000	1,918,746

Total Purchased Options - Puts (premiums paid $2,645,704)			2,323,582

	Principal Amount (000)		U.S. $ Value

COVERED BONDS – 0.7%
BPCE SFH SA Series E 0.01%, 01/29/2029(a)	EUR	400	$431,978
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		200	238,033
Caisse Francaise de Financement Local SA 3.25%, 02/19/2029(a)		400	482,465
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		300	343,194
Credit Mutuel Home Loan SFH SA Series E 3.25%, 10/31/2029(a)		100	120,919
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		461	497,366
Santander UK PLC Series E 3.00%, 03/12/2029(a)		145	173,676

Total Covered Bonds (cost $2,131,516)			2,287,631

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.5%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	200	171,740
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		200	199,882
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	194,344
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		112	110,950

			676,916

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		229	215,936

Energy – 0.2%
Ecopetrol SA 8.375%, 01/19/2036		49	47,199
8.625%, 01/19/2029		253	267,264
Oleoducto Central SA 4.00%, 07/14/2027(a)		528	512,931

			827,394

			1,720,246

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)	U.S.$	41	$40,795

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		200	199,775

			240,570

Total Emerging Markets - Corporate Bonds (cost $1,957,153)			1,960,816

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027		110	111,169
Commonwealth Financing Authority (Commonwealth of Pennsylvania Dept. of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	73,786
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		652	620,934
2.154%, 07/01/2030		224	200,424
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		1,130	747,524

Total Local Governments - US Municipal Bonds (cost $2,152,995)			1,753,837

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Chile – 0.1%
Chile Electricity Lux MPC II SARL 5.672%, 10/20/2035(a)		400	403,300
Chile Government International Bond 3.75%, 01/14/2032	EUR	117	140,200

			543,500

Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035	U.S.$	200	201,250

Hong Kong – 0.1%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	1,000	155,453

	Principal Amount (000)		U.S. $ Value

3.30%, 06/07/2033(a)	CNH	1,000	$152,083

			307,536

Indonesia – 0.1%
Indonesia Government International Bond 1.40%, 10/30/2031	EUR	210	218,806

Panama – 0.0%
Panama Government International Bond 9.375%, 04/01/2029	U.S.$	85	95,753

Total Governments - Sovereign Bonds (cost $1,307,749)			1,366,845

AGENCIES – 0.4%
Agency Debentures – 0.4%
Federal Home Loan Banks 4.00%, 06/30/2028		865	871,972
4.75%, 12/08/2028		265	272,865

Total Agencies (cost $1,132,567)			1,144,837

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a)		200	203,750

China – 0.0%
Agricultural Development Bank of China 3.80%, 10/27/2030(a)	CNH	1,000	154,523

Hong Kong – 0.1%
Airport Authority Series E 2.93%, 06/05/2034(a)		1,670	241,126
Hong Kong Mortgage Corp., Ltd. (The) Series E 2.60%, 10/18/2031(a)		2,000	282,465

			523,591

Mexico – 0.1%
Petroleos Mexicanos 6.35%, 02/12/2048	U.S.$	120	83,508
6.50%, 03/13/2027		78	77,454

			160,962

Total Quasi-Sovereigns (cost $1,012,439)			1,042,826

SUPRANATIONALS – 0.3%
European Union Series UFA 4.00%, 04/04/2044(a)	EUR	496	610,012

	Principal Amount (000)		U.S. $ Value

3.375%, 10/05/2054(a)	EUR	390	$417,742

Total Supranationals (cost $984,812)			1,027,754

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.2%
Canada – 0.2%
Hydro Quebec Interest Strip Zero Coupon, 08/15/2041	CAD	118	42,027
Zero Coupon, 02/15/2042		118	41,196
Zero Coupon, 08/15/2042		118	39,928
Zero Coupon, 02/15/2044		118	36,976
Province of Ontario Generic Coupon Strip Zero Coupon, 12/02/2038		119	48,968
Zero Coupon, 06/02/2039		119	47,846
Zero Coupon, 06/02/2040		119	45,319
Zero Coupon, 12/02/2040		118	43,829
Zero Coupon, 06/02/2041		118	42,684
Zero Coupon, 12/02/2041		119	41,940
Zero Coupon, 06/02/2042		119	40,665

Total Local Governments - Provincial Bonds (cost $477,953)			471,378

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a) (cost $218,185)	U.S.$	221	222,989

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $51,968)	CAD	70	52,802

	Shares

SHORT-TERM INVESTMENTS – 15.9%
Investment Companies – 13.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(e) (f) (k) (cost $42,970,115)		42,970,115	42,970,115

	Principal Amount (000)

U.S. Treasury Bills – 1.6%
U.S. Treasury Bill Zero Coupon, 07/03/2025	U.S.$	1,221	1,220,415
Zero Coupon, 08/14/2025		2,381	2,368,656
Zero Coupon, 09/04/2025		1,455	1,443,809

Total U.S. Treasury Bills (cost $5,033,046)			5,032,880

	Principal Amount (000)		U.S. $ Value

Treasury Bills – 0.4%
Japan – 0.4%
Japan Treasury Discount Bill Series 1315 Zero Coupon, 09/29/2025 (cost $1,279,066)	JPY	185,350	$1,285,705

Total Short-Term Investments (cost $49,282,227)			49,288,700

Total Investments – 105.2% (cost $325,258,476)(l)			326,168,359
Other assets less liabilities – (5.2)%			(16,138,185)

Net Assets – 100.0%			$310,030,174

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	19	September 2025	$1,433,297	$11,457
Canadian 5 Yr Bond Futures	30	September 2025	2,513,898	10,531
E-Mini Russell 2000 Index Futures	41	September 2025	4,492,985	99,752
Euro STOXX 50 Index Futures	30	September 2025	1,882,483	(5,696)
Euro-BOBL Futures	3	September 2025	415,864	(1,594)
Euro-BTP Futures	8	September 2025	1,140,256	2,511
Euro-OAT Futures	13	September 2025	1,896,406	(13,338)
FTSE 100 Index Futures	5	September 2025	603,245	(8,088)
Long Gilt Futures	18	September 2025	2,298,557	54,085
Mini Japan 10 Yr Government Bond Futures	6	September 2025	579,563	1,895
MSCI Singapore ETS Index Futures	4	July 2025	129,375	2,264
Nikkei 225 (OSE) Futures	4	September 2025	1,125,239	68,282
S&P 500 E-Mini Futures	250	September 2025	78,171,875	2,769,347
S&P Mid 400 E-Mini Futures	10	September 2025	3,125,500	94,478
TOPIX Index Futures	3	September 2025	594,875	14,460
U.S. T-Note 2 Yr (CBT) Futures	222	September 2025	46,181,203	147,827
U.S. T-Note 5 Yr (CBT) Futures	284	September 2025	30,956,000	406,820
Sold Contracts
Australian 3 Yr Bond Futures	8	September 2025	567,278	(1,601)
Australian 10 Yr Bond Futures	22	September 2025	1,659,607	(10,489)
Canadian 10 Yr Bond Futures	1	September 2025	89,591	(552)
Euro Buxl 30 Yr Bond Futures	2	September 2025	279,740	4,757
Euro STOXX 50 Index Futures	9	September 2025	564,745	1,746
Euro-Bund Futures	16	September 2025	2,452,964	5,077
Euro-Schatz Futures	7	September 2025	884,346	1,352
FTSE 100 Index Futures	18	September 2025	2,171,683	29,096
Japan 10 Yr Bond (OSE) Futures	8	September 2025	7,723,065	(20,174)
MSCI Emerging Markets Index Futures	14	September 2025	863,450	(18,089)
OMXS 30 Index Futures	9	July 2025	237,155	(3,563)
S&P/TSX 60 Index Futures	4	September 2025	939,967	(7,877)
SPI 200 Futures	3	September 2025	421,397	376
U.S. 10 Yr Ultra Futures	51	September 2025	5,827,547	(89,383)
U.S. Long Bond (CBT) Futures	6	September 2025	692,813	(14,962)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
U.S. T-Note 2 Yr (CBT) Futures	13	September 2025	$2,704,305	$(12,065)
U.S. T-Note 10 Yr (CBT) Futures	29	September 2025	3,251,625	(51,113)
U.S. Ultra Bond (CBT) Futures	13	September 2025	1,548,625	(42,004)

				$3,425,525

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	902	USD	165	07/02/2025	$(730)
Bank of America NA	USD	162	BRL	902	07/02/2025	3,937
Bank of America NA	CHF	6,215	USD	7,618	07/09/2025	(222,336)
Bank of America NA	KRW	1,524,699	USD	1,059	07/17/2025	(69,317)
Bank of America NA	USD	220	KRW	302,092	07/17/2025	3,663
Bank of America NA	BRL	902	USD	161	08/04/2025	(3,878)
Barclays Capital, Inc.	USD	1,676	CHF	1,365	07/09/2025	46,214
Barclays Capital, Inc.	GBP	1,606	USD	2,173	07/16/2025	(31,445)
BNP Paribas SA	MXN	23,651	USD	1,235	08/22/2025	(18,224)
Citibank NA	USD	703	COP	2,874,291	07/15/2025	(762)
Citibank NA	EUR	6,181	USD	6,965	07/16/2025	(322,520)
Citibank NA	GBP	3,121	USD	4,151	07/16/2025	(133,849)
Citibank NA	USD	3,599	GBP	2,692	07/16/2025	97,077
Citibank NA	IDR	7,927,907	USD	470	07/24/2025	(19,595)
Goldman Sachs Bank USA	USD	513	EUR	455	07/09/2025	22,993
Goldman Sachs Bank USA	EUR	9,366	USD	10,666	07/23/2025	(382,032)
Goldman Sachs Bank USA	MYR	1,577	USD	375	09/17/2025	(544)
HSBC Bank USA	PEN	779	USD	214	07/15/2025	(6,083)
HSBC Bank USA	USD	163	BRL	910	08/04/2025	3,406
JPMorgan Chase Bank	EUR	3,292	USD	3,669	07/09/2025	(210,621)
JPMorgan Chase Bank	USD	198	ZAR	3,538	08/07/2025	881
JPMorgan Chase Bank	AUD	4,042	USD	2,634	08/21/2025	(29,456)
JPMorgan Chase Bank	NZD	2,222	USD	1,347	08/21/2025	(9,913)
Morgan Stanley Capital Services, Inc.	BRL	902	USD	158	07/02/2025	(7,611)
Morgan Stanley Capital Services, Inc.	USD	165	BRL	902	07/02/2025	730
Morgan Stanley Capital Services, Inc.	EUR	2,293	USD	2,614	07/09/2025	(88,400)
Morgan Stanley Capital Services, Inc.	USD	10,837	EUR	9,502	07/09/2025	360,608
Morgan Stanley Capital Services, Inc.	COP	2,692,677	USD	628	07/15/2025	(29,427)
Morgan Stanley Capital Services, Inc.	GBP	3,457	USD	4,691	07/16/2025	(54,170)
Morgan Stanley Capital Services, Inc.	USD	1,724	GBP	1,273	07/16/2025	23,083
Morgan Stanley Capital Services, Inc.	CNH	31,593	USD	4,376	08/05/2025	(48,920)
Morgan Stanley Capital Services, Inc.	AUD	2,953	USD	1,931	08/21/2025	(14,533)
Morgan Stanley Capital Services, Inc.	USD	1,662	AUD	2,541	08/21/2025	12,506
Morgan Stanley Capital Services, Inc.	JPY	1,489,441	USD	10,231	08/27/2025	(177,298)
Morgan Stanley Capital Services, Inc.	USD	8,574	CAD	11,596	08/28/2025	(34,001)
Morgan Stanley Capital Services, Inc.	SEK	21,791	USD	2,304	09/04/2025	(8,634)
Standard Chartered Bank	PEN	1,617	USD	445	07/15/2025	(11,404)
Standard Chartered Bank	USD	193	IDR	3,150,805	07/24/2025	1,271
State Street Bank & Trust Co.	EUR	1,345	USD	1,532	07/09/2025	(54,337)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	4,902	EUR	4,295	07/09/2025	$158,515
State Street Bank & Trust Co.	COP	524,590	USD	125	07/15/2025	(3,277)
State Street Bank & Trust Co.	GBP	1,619	USD	2,191	07/16/2025	(32,052)
State Street Bank & Trust Co.	USD	424	GBP	317	07/16/2025	11,520
State Street Bank & Trust Co.	PLN	3,446	USD	919	07/18/2025	(37,113)
State Street Bank & Trust Co.	USD	191	HUF	64,959	07/18/2025	244
State Street Bank & Trust Co.	THB	8,155	USD	246	07/24/2025	(5,602)
State Street Bank & Trust Co.	USD	252	THB	8,175	07/24/2025	335
State Street Bank & Trust Co.	CNH	1,379	USD	192	08/07/2025	(701)
State Street Bank & Trust Co.	USD	839	CNH	6,013	08/07/2025	3,611
State Street Bank & Trust Co.	AUD	765	USD	501	08/21/2025	(3,648)
State Street Bank & Trust Co.	NZD	15	USD	9	08/21/2025	(28)
State Street Bank & Trust Co.	USD	737	NZD	1,217	08/21/2025	6,006
State Street Bank & Trust Co.	JPY	113,707	USD	777	08/27/2025	(17,715)
State Street Bank & Trust Co.	USD	276	JPY	39,808	08/27/2025	2,661
State Street Bank & Trust Co.	CAD	282	USD	207	08/28/2025	(91)
State Street Bank & Trust Co.	USD	310	CAD	424	08/28/2025	2,528
UBS	USD	1,573	AUD	2,410	08/21/2025	14,865
UBS	CAD	11,397	USD	8,442	08/28/2025	48,375
UBS	USD	3,128	NOK	31,690	09/04/2025	17,326

						$(1,247,912)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2025		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.18%	USD	1,376	$(105,555)	$(71,809)	$(33,746)
iTraxx Australia Series 43, 5 Year Index, 06/20/2030*	(1.00)	Quarterly	0.74	USD	4,958	(59,821)	(55,796)	(4,025)
Malaysia, 12/20/2029*	(1.00)	Quarterly	0.42	USD	6,590	(159,181)	(150,006)	(9,175)
Sale Contracts
CDX-NAIG Series 44, 5 Year Index, 06/20/2030*	1.00	Quarterly	0.51	USD	4,965	111,478	93,810	17,668

						$(213,079)	$(183,801)	$(29,278)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,460	04/15/2026	2.530%	CPI#	Maturity	$15,245	$—	$15,245
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	132,071	—	132,071
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	129,635	—	129,635
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	82,972	—	82,972

						$359,923	$—	$359,923

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	484	08/04/2025	1.950%	1 Day SOFR	Annual	$12,868	$1,159	$11,709
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	48,267	43,717	4,550
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	47,304	30,995	16,309
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	20,421	14,765	5,656
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	19,811	14,414	5,397
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	28,491	33,222	(4,731)
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	16,779	19,788	(3,009)
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	633,751	690,374	(56,623)
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	348,140	255,458	92,682
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	145,813	130,646	15,167
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	170,039	121,255	48,784
CNY	11,433	02/20/2030	China 7-Day Reverse Repo Rate	1.616%	Quarterly	9,517	—	9,517
CNY	10,407	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	7,762	—	7,762
CNY	6,221	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	4,334	—	4,334
CNY	5,759	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	3,701	—	3,701
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	1,798,535	1,867,256	(68,721)
NZD	1,088	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	11,981	—	11,981
NZD	552	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	6,149	—	6,149
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	128,203	102,977	25,226

						$3,461,866	$3,326,026	$135,840

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	476	09/19/2025	$10,274

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $75,044,237 or 24.2% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2025.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)	Inverse interest only security.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.49% of net assets as of June 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France SA 3.375%, 01/15/2028	12/15/2021	$192,757	$169,032	0.05%
GSF 2021 1 Issuer LLC 08/26 Series 2021-1, Class A1 1.433%, 08/15/2026	09/15/2021-08/03/2023	266,087	276,682	0.09%
GSF 2021 1 Issuer LLC 08/26 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,079,121	1,060,813	0.34%
GSF 2021 1 Issuer LLC 08/26 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	39,247	38,286	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	95,291	11,328	0.00%

(i)	IO - Interest Only.
(j)	Non-income producing security.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,920,385 and gross unrealized depreciation of investments was $(11,356,130), resulting in net unrealized appreciation of $3,564,255.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$59,304,852	$—	$59,304,852
Inflation-Linked Securities	—	50,257,405	—	50,257,405
Corporates - Investment Grade	—	47,437,822	—	47,437,822
Investment Companies	40,195,353	—	—	40,195,353
Mortgage Pass-Throughs	—	28,538,210	—	28,538,210
Asset-Backed Securities	—	12,370,464	—	12,370,464
Collateralized Mortgage Obligations	—	10,151,804	—	10,151,804
Commercial Mortgage-Backed Securities	—	6,452,138	—	6,452,138
Corporates - Non-Investment Grade	—	3,346,901	—	3,346,901
Governments - Sovereign Agencies	—	2,741,634	—	2,741,634
Collateralized Loan Obligations	—	2,427,779	—	2,427,779
Purchased Options - Puts	—	2,323,582	—	2,323,582
Covered Bonds	—	2,287,631	—	2,287,631
Emerging Markets - Corporate Bonds	—	1,960,816	—	1,960,816
Local Governments - US Municipal Bonds	—	1,753,837	—	1,753,837
Governments - Sovereign Bonds	—	1,366,845	—	1,366,845
Agencies	—	1,144,837	—	1,144,837

Investments in Securities:	Level 1	Level 2	Level 3	Total
Quasi-Sovereigns	—	1,042,826	—	1,042,826
Supranationals	—	1,027,754	—	1,027,754
Local Governments - Provincial Bonds	—	471,378	—	471,378
Emerging Markets - Sovereigns	—	222,989	—	222,989
Local Governments - Canadian Municipal Bonds	—	52,802	—	52,802
Short-Term Investments:
Investment Companies	42,970,115	—	—	42,970,115
U.S. Treasury Bills	—	5,032,880	—	5,032,880
Treasury Bills	—	1,285,705	—	1,285,705

Total Investments in Securities	83,165,468	243,002,891	—	326,168,359
Other Financial Instruments(a):
Assets:
Futures	3,726,113	—	—	3,726,113
Forward Currency Exchange Contracts	—	842,355	—	842,355
Centrally Cleared Credit Default Swaps	—	111,478	—	111,478
Centrally Cleared Inflation (CPI) Swaps	—	359,923	—	359,923
Centrally Cleared Interest Rate Swaps	—	3,461,866	—	3,461,866
Total Return Swaps	—	10,274	—	10,274
Liabilities:
Futures	(300,588)	—	—	(300,588)
Forward Currency Exchange Contracts	—	(2,090,267)	—	(2,090,267)
Centrally Cleared Credit Default Swaps	—	(324,557)	—	(324,557)

Total	$86,590,993	$245,373,963	$—	$331,964,956

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2025 is as follows:

							Distributions
Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2025 (000)	Dividend Income (000)	Realized Gains (000)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	$12,826	$313	$2,145	$2	$78	$11,074	$313	$0
AB Government Money Market Portfolio	27,538	174,218	158,786	0	0	42,970	1,568	0
Total	$40,364	$174,531	$160,931	$2	$78	$54,044	$1,881	$0